Transactions with Related Parties - Additional Information (Details)	2 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jul. 11, 2014	Jul. 10, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 09, 2016 shares	Sep. 30, 2013 USD ($)	Oct. 28, 2015 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Aug. 19, 2014	Jul. 31, 2014
Related Party Transaction [Line Items]
Exchange rate EUR/USD										1.05							1.34
Commission fee for newbuilding vessels										$ 64,570,000	$ 127,910,000
Daily fixed management fee												$ 750
Number of directors										9
Combine Marine Ltd
Related Party Transaction [Line Items]
Leasing agreements, Office space, Term of contract														1 year	1 year
Rent expense per month														$ 2,600	€ 2,500
Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts										9
Vessel acquisition commission percentage										0.50%
Related Parties Commissions Fees										$ 2,077,000
Pre-delivery installments		$ 519,000											$ 519,000
Number of installments										4
Commission fee for newbuilding vessels										$ 533,000	280,000
Daily fixed management fee	$ 170					$ 110
Vessel acquisition commission, Flat fee										200,000
Supervision costs										$ 415,000	850,000
Issuance of shares, representing the third and the fourth installment | shares							138,453		34,234
Managed Vessels of Oceanbulk Shipping LLC
Related Party Transaction [Line Items]
Daily fixed management fee				$ 750
Expiration date of agreement										Jul. 11, 2014
Product Shipping & Trading S.A.
Related Party Transaction [Line Items]
Daily fixed management fee					$ 20			$ 130
Expiration date of agreement										Jul. 01, 2014
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Monthly lump sum management fee per vessel											$ 17,500
Oaktree
Related Party Transaction [Line Items]
Voting percentage			33.00%
Equity Method Investment Ownership Percentage			61.30%
Capesize vessels
Related Party Transaction [Line Items]
Number of vessels acquired																6
Capesize vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts										2
Newcastlemax vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts										3
Ultramax vessels | Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Number of newbuilding contracts										4
Heron vessels
Related Party Transaction [Line Items]
Delivery date										December 5, 2014
Number of vessels acquired										2
Beneficial Ownership Of 40% Or More | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors										4
Beneficial Ownership of 25% but less than 40% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors										3
Beneficial Ownership of 15% but less than 25% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors										2
Beneficial Ownership of 5% but less than 15% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Number of directors										1
Maximum | Beneficial Ownership of 25% but less than 40% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage										40.00%
Maximum | Beneficial Ownership of 15% but less than 25% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage										25.00%
Maximum | Beneficial Ownership of 5% but less than 15% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage										15.00%
Minimum | Beneficial Ownership Of 40% Or More | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage										40.00%
Minimum | Beneficial Ownership of 25% but less than 40% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage										25.00%
Minimum | Beneficial Ownership of 15% but less than 25% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage										15.00%
Minimum | Beneficial Ownership of 5% but less than 15% | Shareholders Agreement | Oaktree
Related Party Transaction [Line Items]
Voting percentage										5.00%